Allowance for Loan Losses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Allowance for Loan Losses [Abstract]
Grade for a loan to be evaluated for impairment, minimum	6
Allowance for Loan Losses [Roll Forward]
Beginning Balance	$ 19,323	$ 14,789
Charge-offs	(8,177)	(5,975)
Recoveries	490	59
Provisions	7,300	10,450
Ending Balance	18,936	19,323
Loans and Allowances for Loan Losses [Abstract]
Allowances for loan losses, Individually evaluated for impairment	1,706	4,859
Allowances for loan losses, Collectively evaluated for impairment	17,230	14,464
Allowance for loan losses	18,936	19,323
Loans, Individually evaluated for impairment	87,576	97,179
Loans, Collectively evaluated for impairment	542,136	527,938
Loans	629,712	625,117
Commercial and industrial [Member]
Allowance for Loan Losses [Roll Forward]
Beginning Balance	451	448
Charge-offs	(66)	(22)
Recoveries	0	0
Provisions	85	25
Ending Balance	470	451
Loans and Allowances for Loan Losses [Abstract]
Allowances for loan losses, Individually evaluated for impairment	10	0
Allowances for loan losses, Collectively evaluated for impairment	460	451
Allowance for loan losses	470	451
Loans, Individually evaluated for impairment	748	603
Loans, Collectively evaluated for impairment	21,177	23,533
Loans	21,925	24,136
Real estate construction [Member] | Residential [Member]
Allowance for Loan Losses [Roll Forward]
Beginning Balance	2,613	2,980
Charge-offs	(1,326)	(2,390)
Recoveries	490	24
Provisions	(932)	1,999
Ending Balance	845	2,613
Loans and Allowances for Loan Losses [Abstract]
Allowances for loan losses, Individually evaluated for impairment	24	1,297
Allowances for loan losses, Collectively evaluated for impairment	821	1,316
Allowance for loan losses	845	2,613
Loans, Individually evaluated for impairment	987	8,610
Loans, Collectively evaluated for impairment	6,344	12,677
Loans	7,331	21,287
Real estate construction [Member] | Commercial [Member]
Allowance for Loan Losses [Roll Forward]
Beginning Balance	1,971	1,576
Charge-offs	(310)	(494)
Recoveries	0	0
Provisions	(546)	889
Ending Balance	1,115	1,971
Loans and Allowances for Loan Losses [Abstract]
Allowances for loan losses, Individually evaluated for impairment	96	380
Allowances for loan losses, Collectively evaluated for impairment	1,019	1,591
Allowance for loan losses	1,115	1,971
Loans, Individually evaluated for impairment	14,879	16,227
Loans, Collectively evaluated for impairment	26,996	34,134
Loans	41,875	50,361
Real estate mortgage [Member] | Commercial - Owner Occupied [Member]
Allowance for Loan Losses [Roll Forward]
Beginning Balance	2,714	2,508
Charge-offs	(1,058)	0
Recoveries	0	0
Provisions	2,439	206
Ending Balance	4,095	2,714
Loans and Allowances for Loan Losses [Abstract]
Allowances for loan losses, Individually evaluated for impairment	216	23
Allowances for loan losses, Collectively evaluated for impairment	3,879	2,691
Allowance for loan losses	4,095	2,714
Loans, Individually evaluated for impairment	6,594	7,536
Loans, Collectively evaluated for impairment	151,022	139,913
Loans	157,616	147,449
Real estate mortgage [Member] | Commercial - Non-owner Occupied [Member]
Allowance for Loan Losses [Roll Forward]
Beginning Balance	6,742	3,792
Charge-offs	(3,848)	(426)
Recoveries	0	0
Provisions	4,485	3,376
Ending Balance	7,379	6,742
Loans and Allowances for Loan Losses [Abstract]
Allowances for loan losses, Individually evaluated for impairment	1,053	2,526
Allowances for loan losses, Collectively evaluated for impairment	6,326	4,216
Allowance for loan losses	7,379	6,742
Loans, Individually evaluated for impairment	48,415	48,244
Loans, Collectively evaluated for impairment	173,316	155,972
Loans	221,731	204,216
Real estate mortgage [Member] | Residential - 1 to 4 family [Member]
Allowance for Loan Losses [Roll Forward]
Beginning Balance	4,190	2,848
Charge-offs	(1,531)	(2,643)
Recoveries	0	34
Provisions	1,725	3,951
Ending Balance	4,384	4,190
Loans and Allowances for Loan Losses [Abstract]
Allowances for loan losses, Individually evaluated for impairment	301	600
Allowances for loan losses, Collectively evaluated for impairment	4,083	3,590
Allowance for loan losses	4,384	4,190
Loans, Individually evaluated for impairment	12,550	11,865
Loans, Collectively evaluated for impairment	127,614	126,903
Loans	140,164	138,768
Real estate mortgage [Member] | Residential - Multifamily [Member]
Allowance for Loan Losses [Roll Forward]
Beginning Balance	278	372
Charge-offs	0	0
Recoveries	0	0
Provisions	34	(94)
Ending Balance	312	278
Loans and Allowances for Loan Losses [Abstract]
Allowances for loan losses, Individually evaluated for impairment	6	33
Allowances for loan losses, Collectively evaluated for impairment	306	245
Allowance for loan losses	312	278
Loans, Individually evaluated for impairment	3,215	3,865
Loans, Collectively evaluated for impairment	17,966	16,261
Loans	21,181	20,126
Consumer [Member]
Allowance for Loan Losses [Roll Forward]
Beginning Balance	148	130
Charge-offs	(38)	0
Recoveries	0	1
Provisions	226	17
Ending Balance	336	148
Loans and Allowances for Loan Losses [Abstract]
Allowances for loan losses, Individually evaluated for impairment	0	0
Allowances for loan losses, Collectively evaluated for impairment	336	148
Allowance for loan losses	336	148
Loans, Individually evaluated for impairment	188	229
Loans, Collectively evaluated for impairment	17,701	18,545
Loans	17,889	18,774
Unallocated [Member]
Allowance for Loan Losses [Roll Forward]
Beginning Balance	216	135
Charge-offs	0	0
Recoveries	0	0
Provisions	(216)	81
Ending Balance	0	216
Loans and Allowances for Loan Losses [Abstract]
Allowances for loan losses, Individually evaluated for impairment	0	0
Allowances for loan losses, Collectively evaluated for impairment	0	216
Allowance for loan losses	$ 0	$ 216